FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2018
FINANCIAL RISK MANAGEMENT [Abstract]
FINANCIAL RISK MANAGEMENT
16.	FINANCIAL RISK MANAGEMENT

1.	Financial risk factors

The Company’s activities and the market in which it operates expose it to a series of financial risks: market risk (including foreign exchange risk, interest rate risk, and commodity price risk), credit risk and liquidity risk. To that extent, the Company has different policies adopted to mitigate its exposure to financial risks.

1.1	Foreign exchange risk

The Company is primarily exposed to the fluctuation of the exchange rate of the U.S. dollar against the Argentine Peso due to the fact that almost its entire financial indebtedness is denominated in U.S. dollars. The exposure to other currencies is not significant.

As regards to the revenue derived from the Natural Gas Transportation segment, the tariffs charged by the Company are currently denominated in Argentine pesos. On the other hand, revenues in US dollars derived from the Liquids Production and Commercialization segment accounted for approximately 77%, 76% and 79% of the segment’s total revenues for the years ended December 31, 2018, 2017 and 2016, respectively. Total revenues denominated in Argentine Pesos accounted for 59%, 51% and 43% for the years ended December 31, 2018, 2017 and 2016, respectively.

TGS’s financial risk management policies are defined with the objective of mitigating the impact that the variation in the exchange rate has on the Company’s position in foreign currency. For this purpose, alternative investment evaluations are regularly carried out to diversify investments in financial instruments portfolio between US dollar-denominated instruments or, although denominated in Argentine pesos, to obtain positive returns in real terms.

Additionally, in the event that it is considered appropriate, the Company contracts derivative financial instruments that allow TGS to hedge the fluctuation of the US dollar over long-term positions in such currency.

As of December 31, 2018, for mitigating this foreign exchange risk, 74% of the Company’s fund placements are denominated in US dollars.

Considering the net liability financial position described in the table below, the Company estimated that, other factors being constant, a 10% appreciation of the US dollar against the Argentine Peso for the years ended December 31, 2018, 2017 and 2016 would have decreased the Company’s income before tax for the year in approximately Ps. 739,849, Ps. 259,923, and Ps. 365,543, respectively. A 10% depreciation of the US dollar against the Argentine Peso would have an equal and opposite effect on the pre-tax income. Actual results may differ significantly from these theoretical sensitivity scenarios.

Net assets / liabilities position in USD	2018	2017	2016
Assets	394,369	192,764	88,463
Liabilities	(588,525)	(286,129)	(317,952)
Total	(194,156)	(93,365)	(229,489)
Effect on financial results in $
Pesos	739,849	259,923	365,543
Total	739,849	259,923	365,543

1.2	Interest rate risk

The management of interest rate risk seeks to reduce financial costs and limit the Company’s exposure to an increase in interest rates. Currently, the Company’s exposure to interest rate risk is limited due to the fact that 100% of its outstanding financial indebtedness bears fixed interest rates. The interest rate profile of the Company’s borrowings is set out in Note 13.

The main objective of the Company’s financial investment activities is to obtain the highest return by investing in low risk and high liquidity instruments. The Company maintains a short-term portfolio of cash equivalents and investments made up of investments in mutual funds and deposits in remunerated bank accounts, public and private securities. The risk of these instruments is low given the short-term nature and high liquidity in well-known financial institutions.

As a consequence of the application of IAS 29, maintaining monetary assets generates loss of purchasing power, provided that such items are not subject to an adjustment mechanism that compensates to some extent the loss of purchasing power. This loss of purchasing power is included in the result of the period under gain on the net monetary position. On the contrary, maintaining monetary liabilities generates a gain in purchasing power, which are also included in such line item.

The Company’s risk management policy is defined with the objective of reducing the impact of the loss of purchasing power. During the 2016, 2017 and 2018 fiscal years the Company has maintained a liability monetary position. As a consequence, TGS has recorded a a net gain from exposure to inflation in the monetary items.

The following table shows a breakdown of the Company’s fixed-rate and floating-rate financial assets and liabilities as of December 31, 2018 and 2017:

	Financial assets (1)		Financial liabilities (2)
	2018	2017	2018	2017
Fix interest rate	8,525,212	3,097,259	18,941,643	5,326,559
Variable interest rate	14,473	31,868	-	-
Total	8,539,685	3,129,127	18,941,643	5,326,559

(1)
Includes mutual funds, LETES, Lebacs and bank accounts. Trade receivables do no bear interests, except for Ps. 14,473 and Ps. 31,868, which bears CER plus a spread of 8% as of December 31, 2018 and 2017, respectively.

(2)	Includes loans, issuance expenses and financial leasing

In view of the nature of the Company’s financial assets which bear variable interest, an immediate 100 basis points decrease in the interest rate would not have a significant impact on the total value of the financial assets.

1.3	Commodity price risk

Commercial operations performed by the Company in its Liquids Production and Commercialization segment are affected by a number of factors beyond its control, including changes in the international prices of the products sold, and government regulations on prices, taxes and other charges, among others.

The sale prices of propane and butane (“LPG”) and natural gasoline the Company exports in its Liquids Production and Commercialization segment are referenced to international prices (Mont Belvieu for the LPG and NWE ARA for the natural gasoline). Additionally, approximately 59% of the total sales of propane and butane that are made in the domestic market are made at prices fixed by the Hydrocarbon Resources Secretariat (“SRH” for its acronym in Spanish) based on export parity prices.

These prices have historically been cyclical, reflecting overall economic conditions and changes in capacity within the industry, which may affect the profitability of TGS.

Based on the volume of sales for the years ended December 31, 2018, 2017 and 2016, the Company estimated that, other factors being constant, a decrease of U.S.$50/ton in the international price of LPG and natural gasoline, respectively, would have decreased the Company’s net comprehensive income in its Liquids Production and Commercialization segment in Ps. 552,004, Ps.449,231 and Ps. 233,323 respectively. On the other hand, an increase of U.S.$50/ton in the international price would have had the opposite effect.

Derivated financial instruments

On July 23, 2018, TGS entered into an agreement with a recognized financial institution to hedge export prices for propane, butane and natural gasoline (put contracts), in order to offset potential losses that could arise if export prices fall below breakeven prices (those that balance costs). This agreement is valid between October 2018 and April 2020, according to the following monthly short tons:

Period	Propane	Butane	Natural gasoline
October 2018 – April 2019	6,045	4,506	2,700
May 2019 – September 2019	-	-	4,100
October 2019	9,068	7,010	4,200
November 2019 – April 2020	13,098	10,014	6,000

In order to arrange such operation, the Company paid a premium of U.S.$ 3 million, which was classified as a financial asset measured at fair value through profit or loss, being recorded under “Derivative financial instruments”. Thus, the Company has not designated those instruments for the application of hedge accounting in accordance with the provisions of IFRS 9.

As of December 31, 2018, the balance is Ps. 218,272 and is recorded under the item “Derivative Financial instruments”.

1.4	Credit risk

The Company’s exposures to credit risk takes the form of a loss that would be recognized if counterparties failed to, or were unable to, meet their payment obligations. These risks may arise in certain agreements in relation to amounts owed for physical product sales, the use of derivative instruments, and the investment of surplus cash balances. This risk mainly results from economic and financial factors or from a possible default of counterparty.

The Company is subject to credit risk arising from outstanding receivables, cash and cash equivalents and deposits with banks and financial institutions, and from the use of derivative financial instruments. The Company’s policy is to manage credit exposure to trading counterparties within defined trading limits.

Trade and Other Receivables

If any of the Company’s customers are independently rated, these ratings are used. Otherwise, if there is no independent rating, the Company assesses the credit quality of the customer taking into account its financial position, past experience and other factors. The Company may seek cash collateral, letter of credit or parent company guarantees, as considered appropriate.

As of December 31, 2018 and 2017, the balance of current and non-current trade receivables, net of allowances of doubtful accounts are as follows:

	2018	2017
Current trade receivables	3,247,020	3,002,432
Non-current trade receivables	-	4,511
Allowances for doubful accounts	(132,521)	-
Total	3,114,499	3,006,943

The Company, in the normal course of business, renders natural gas transportation services, principally to gas distribution companies, CAMMESA and to Pampa Energía. Significant customers in terms of revenues and trade receivables (net of allowances of doubtful accounts) from natural gas transportation for the years ended December 31, 2018, 2017  and 2016 are as follows:

	2018		2017		2016
	Revenues	Trade receivables	Revenues	Trade receivables	Revenues
MetroGas	3,222,608	375,580	1,916,408	309,208	1,166,861
Camuzzi Gas Pampeana S.A.	2,393,722	279,663	1,408,811	226,138	702,375
Naturgy Argentina	1,931,580	239,730	1,012,029	172,665	524,030
CAMMESA	1,337,714	183,249	889,716	232,175	651,592
Pampa Energía	439,556	91,684	44,683	1,302	43,034
Camuzzi Gas del Sur S.A.	534,462	56,928	310,222	46,319	156,503

Revenues from Liquids Production and Commercialization customers (including those made on behalf of third parties, from whom the Company earns a commission and trade receivables (net of allowances of doubtful accounts) for the years ended December 31, 2018, 2017 and 2016 are as follows:

	2018		2017		2016
	Revenues	Trade receivables	Revenues	Trade receivables	Revenues
PBB Polisur	5,267,302	708,797	3,683,956	520,645	3,565,562
Petredec	858,846	-	1,377,647	433,916	-
Geogas Trading S.A.	1,102,307	-	571,260	-	931,432
Shell Trading (US) Company	89,868	-	1,425,123	276,932	-
Petrobras Global Trading BV	1,743,806	137,413	-	-	-
Petroleo Brasileiro	-	-	-	-	546,476
Braskem Netherlands B.V.	-	-	-	-	42,611

Cash and financial placements

The Company is exposed to counterparty credit risk on cash and cash equivalent balances. The Company holds cash on deposit with a number of financial institutions. The Company manages its credit risk exposure by limiting individual deposits to clearly defined limits in various financial institutions. The Company considers that this risk is limited because it has short-term funds policies whose main objective is to obtain an adequate return in terms of market characteristics and minimizing exposure. The Company only deposits with high quality banks and financial institutions with a high credit rating. The maximum exposure to credit risk is represented by the carrying amount of cash and cash equivalents in the statement of financial position.

Below is a detail of the maturities of the financial assets included in: (i) cash and cash equivalents, (ii) other financial assets, (iii) trade receivables, (iv) other receivables and (v) derivate financial instruments, as of December 31, 2018 and 2017:

	December 31-2018
	Cash and cash equivalents	Other financial assets	Receivables (1) (2)
Without specified maturity	14,485,525	-	467
With specified maturity
Overdue
Until 12-31-2017	-	-	133,771
From 01-01-18 to 03-31-18	-	-	310
From 04-01-18 to 06-30-18	-	-	4,020
From 07-01-18 to 09-30-18	-	-	11,400
From 10-01-18 to 12-31-18	-	-	535,609
Total overdue	-	-	685,110

Non-due
From 01-01-19 to 03-31-19	2,159,302	219,767	2,945,285
From 04-01-19 to 06-30-19	-	1,495	41,157
From 07-01-19 to 09-30-19	-	1,495	-
From 10-01-19 to 12-31-19	-	1,229	-
During 2020	-	3,357	5,529
During 2021	-	3,044	-
During 2022	-	1,911	-
During 2023	-	448	-
From 2024 onwards	-	-	-
Total non-due	2,159,302	232,746	2,991,971
Total with specified maturity	2,159,302	232,746	3,677,081
Total	16,644,827	232,746	3,677,548

(1) The total amount of the receivables without specified maturity is recorded in Non-current assets.
(2) Includes financial assets recorded in trade receivables and other receivables.

	December 31-2017
	Cash and cash equivalents	Other financial assets	Receivables (1) (2)
Without specified maturity	2,943,101	-	685
With specified maturity
Overdue
Until 12-31-2016	-	-	2,990
From 01-01-17 to 03-31-17	-	-	202
From 04-01-17 to 06-30-17	-	-	2,637
From 07-01-17 to 09-30-17	-	-	18,736
From 10-01-17 to 12-31-17	-	-	220,135
Total overdue	-	-	244,700

Non-Due
From 01-01-18 to 03-31-18	973,646	591,525	3,017,756
From 04-01-18 to 06-30-18	-	1,533,148	3,703
From 07-01-18 to 09-30-18	-	332,232	3,188
From 10-01-18 to 12-31-18	-	2,364	3,839
During 2019	-	8,436	17,624
During 2020	-	4,954	-
During 2021	-	4,494	-
During 2022	-	2,822	-
From 2023 onwards	-	663	-
Total non-due	973,646	2,480,638	3,046,110
Total with specified maturity	973,646	2,480,638	3,290,810
Total	3,916,747	2,480,638	3,291,495

(1) The total amount of the receivables without specified maturity is recorded in Non-current assets.
(2) Includes financial assets recorded in trade receivables and other receivables.

1.5	Liquidity risk

The Company is exposed to liquidity risks, including: risks associated with refinancing borrowings as they mature, the risk that borrowing facilities are not available to meet cash requirements and the risk that financial assets cannot readily be converted to cash without loss of value. Failure to manage financing risks could have a material impact on the Company’s cash flow and statement of financial position.

The Company has funding policies whose main objectives are to meet the financing needs at the lowest cost possible according to market conditions. The main objective of the Company is its financial solvency. Given the current financial market conditions, the Company believes that the availability of resources (including available credit lines) and the positive cash flow from operations are sufficient to meet its current obligations.

Additionally, TGS applies a methodology for analyzing and assigning credit limits to individual financial institutions in order to minimize the associated credit risk. In line with this, the Company invests its liquid funds in certain financial institutions with an appropriate credit rating.

The tables below include a detail of the maturities of the obligations corresponding to financial liabilities corresponding to: trade payables, payroll payables, other payables and loans as of December 31, 2018 and 2017. The amounts disclosed in the table are the contractual undiscounted cash flows and as a result, they do not reconcile to the amounts disclosed on the statement of financial position. These tables are made based on available information at the end of each year and may not reflect the actual amounts in the future. Therefore, the amounts disclosed are provided for illustrative purposes only:

	December 31, 2018
	Loans	Other financial liabilities	Financial Leases
Without specified maturity	-	-	-
With specified maturity
Overdue
Until 12-31-2017	-	103,597	-
From 01-01-18 to 03-31-18	-	311	-
From 04-01-18 to 06-30-18	-	311	-
From 07-01-18 to 09-30-18	-	311	-
From 10-01-18 to 12-31-18	-	311	56,891
Total overdue	-	104,841	56,891

Non-due
From 01-01-19 to 03-31-19	-	3,352,746	70,499
From 04-01-19 to 06-30-19	636,188	21,739	70,499
From 07-01-19 to 09-30-19	-	-	70,499
From 10-01-19 to 12-31-19	636,188	-	70,499
During 2020	1,272,375	-	282,034
During 2021	1,272,375	-	282,034
During 2022	1,272,375	-	282,034
During 2023	1,272,375	-	282,034
From 2024 onwards	20,758,563	-	732,549
Total non-due	27,120,439	3,374,485	2,142,681
Total with specified maturity	27,120,439	3,479,326	2,199,572
Total	27,120,439	3,479,326	2,199,572

	December 31, 2017
	Loans	Other financial liabilities	Financial Leases
Without specified maturity	-	-	-
With specified maturity
Overdue
Until 12-31-2016	-	109,528	-
From 01-01-17 to 03-31-17	-	459	-
From 04-01-17 to 06-30-17	-	459	-
From 07-01-17 to 09-30-17	-	459	-
From 10-01-17 to 12-31-17	-	459	41,545
Total overdue	-	111,364	41,545

Non-Due
From 01-01-18 to 03-31-18	-	2,300,495	51,490
From 04-01-18 to 06-30-18	2,012,300	125,344	51,490
From 07-01-18 to 09-30-18	-	-	51,490
From 10-01-18 to 12-31-18	169,249	-	51,490
During 2019	2,012,300	-	205,985
During 2020	1,843,053	-	205,985
During 2021	-	-	205,985
During 2022	-	-	205,985
From 2023 onwards	-	-	741,035
Total non-due	6,036,902	2,425,839	1,770,935
Total with specified maturity	6,036,902	2,537,203	1,812,480
Total	6,036,902	2,537,203	1,812,480

1.6	Capital risk management

The objective of the Company in capital management are to safeguard the ability to continue as a going concern, achieve an optimal cost of capital structure and support the capital expenditures process in order to provide returns to the shareholders and benefits for other stakeholders.

The Company seeks to maintain a level of cash generation from operating activities, which may allow it to meet all of its commitments.

The Company monitors capital on the basis of the gearing ratio. This ratio is calculated as total financial debt (including current and non-current loans as shown in the consolidated statement of financial position, if applicable) divided by total capital. Total capital is calculated as equity, as shown in the consolidated statement of financial position, plus total debt.

During the year ended December 31, 2018 and 2017, the gearing ratio was as follows:

	2018	2017
Total debt (Note 13)	20,597,052	6,642,620
Total Equity	30,945,305	25,279,589
Total Capital	51,542,357	31,922,209
Gearing Ratio	0.40	0.21

2	FINANCIAL INSTRUMENTS BY CATEGORY AND HIERARCHY

2.1	Financial instrument categories

Accounting policies for the categorization of financial instruments are explained in Note 4.d. According to the provisions of IFRS 7, IAS 32 and IFRS 9 (IAS 39 as of December 31, 2017), non-financial assets and liabilities such as PPE, investments in associates, inventories, advances from customers, deferred income tax, taxes and social taxes payables and provisions are not included.

The categories of financial assets and liabilities as of December 31, 2018 and 2017 are as follows (According to the chosen transition method, the comparative information has not been restated. See Notes 3 and 4.d):

	December 31, 2018
	Financial assets at fair value	Financial assets held to maturity	Total
CURRENT ASSETS
Trade receivables	-	3,114,499	3,114,499
Other receivables	-	424,339	424,339
Derivative financial instruments	218,272	-	218,272
Other financial assets at amortized cost	-	5,714	5,714
Cash and cash equivalents	2,161,167	14,483,660	16,644,827
Total current assets	2,379,439	18,028,212	20,407,651

NON-CURRENT ASSETS
Other receivables	-	6,189	6,189
Other financial assets at amortized cost	-	8,760	8,760
Total non-current assets	-	14,949	14,949
Total assets	2,379,439	18,043,161	20,422,600

	Financial liabilities at fair value	Other financial liabilities	Total
CURRENT LIABILITIES
Trade payables	-	3,092,037	3,092,037
Loans	-	442,836	442,836
Payroll and social security taxes payables	-	309,351	309,351
Other payables	-	80,674	80,674
Total current liabilities	-	3,924,898	3,924,898

NON-CURRENT LIABILITIES
Loans	-	20,154,216	20,154,216
Total non-current liabilities	-	20,154,216	20,154,216
Total liabilities	-	24,079,114	24,079,114

	December 31, 2017
	Financial assets at fair value	Financial assets held to maturity	Loans and other receivables	Total
CURRENT ASSETS
Trade receivables	-	-	3,002,432	3,002,432
Other receivables	-	-	270,464	270,464
Other financial assets at amortized cost	-	2,123,611	10,500	2,134,111
Other financial assets at fair value through profit or loss	325,158	-	-	325,158
Cash and cash equivalents	1,960,696	-	1,956,051	3,916,747
Total current assets	2,285,854	2,123,611	5,239,447	9,648,912

NON-CURRENT ASSETS
Trade receivables	-	-	4,511	4,511
Other receivables	-	-	14,088	14,088
Other financial assets at fair value through profit or loss	-	-	21,369	21,369
Total non-current assets	-	-	39,968	39,968
Total assets	2,285,854	2,123,611	5,279,415	9,688,880

	Financial liabilities at fair value	Other financial liabilities	Total
CURRENT LIABILITIES
Trade payables	-	2,145,738	2,145,738
Loans	-	1,962,609	1,962,609
Payroll and social security taxes payables	-	282,973	282,973
Other payables	-	49,531	49,531
Total current liabilities	-	4,440,851	4,440,851

NON-CURRENT LIABILITIES
Loans	-	4,680,011	4,680,011
Total non-current liabilities	-	4,680,011	4,680,011
Total liabilities	-	9,120,862	9,120,862

2.2	Fair value measurement hierarchy and estimates

According to IFRS 13, the fair value hierarchy introduces three levels of inputs. These levels are:

•
Level 1: includes financial assets and liabilities whose fair values are estimated using quoted prices (unadjusted) in active markets for identical assets and liabilities. The instruments included in this level primarily include balances in mutual funds and public or private bonds listed on the BYMA. The mutual funds mainly carry out their placements in bonds issued by the Central Bank of the Argentine Republic.

•
Level 2: includes financial assets and liabilities whose fair value is estimated using different assumptions quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (for example, derived from prices). Within this level, the Company includes those derivate financial instruments for which it was not able to find an active market.

•	Level 3: includes financial instruments for which the assumptions used in estimating fair value are not based on observable market information.

During 2018, there were neither transfers between the different hierarchies of fair values nor reclassifications between financial instruments categories.

The table below shows different assets and liabilities at their fair value classified by hierarchy as of December 31, 2018 and 2017:

	December 31, 2018
	Level 1	Level 2	Level 3	Total
Financial assets at fair value
Cash and cash equivalents	2,161,167	-	-	2,161,167
Derivative financial instruments	-	218,272	-	218,272
Total	2,161,167	218,272	-	2,379,439

	December 31, 2017
	Level 1	Level 2	Level 3	Total
Financial assets at fair value
Cash and cash equivalents	1,960,696	-	-	1,960,696
Other current financial assets at fair value through profit or loss	325,158	-	-	325,158
Total	2,285,854	-	-	2,285,854

The fair value of the financial assets and liabilities is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

As of December 31, 2018, the carrying amount of certain financial instruments used by the Company including cash, cash equivalents, other investments, receivables, payables and short-term loans are representative of fair value because of the short-term nature of these instruments.

The following table reflects the carrying amount and estimated fair value of the 2018 Notes as of December 31, 2018, based on their quoted market price:

	Carrying amount	Fair value
2018notes	18,941,643	17,200,060